Not FDIC Insured May Lose Value No Bank Guarantee
39113-Q3PH

Schedules of Investments
(unaudited)
Putnam Short Duration Bond Fund 2
Notes to Schedule of Investments 22

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited), July 31, 2025
Putnam Short Duration Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.4%
Capital Markets 2.4%
a
Franklin Ultra Short Bond ETF .......................... United States 1,367,280 $ 34,216,182
Total Management Investment Companies (Cost $34,024,973) ..................
34,216,182
Principal
Amount
*
Corporate Bonds 50.0%
Aerospace & Defense 1.5%
b
BAE Systems plc , Senior Note , 144A, 5.125% , 3/26/29 ....... United Kingdom 3,760,000 3,847,626
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 448,000 416,303
Senior Note, 2.75%, 2/01/26 ......................... United States 10,330,000 10,231,380
Senior Note, 6.259%, 5/01/27 ........................ United States 858,000 880,275
Senior Note, 6.298%, 5/01/29 ........................ United States 1,304,000 1,377,263
General Electric Co. , Senior Note , 4.3% , 7/29/30 ............
United States 1,025,000 1,020,559
Howmet Aerospace, Inc. , Senior Note , 3% , 1/15/29 ..........
United States 2,599,000 2,480,236
20,253,642
Automobiles 0.9%
b
Hyundai Capital America ,
Senior Note, 144A, 5.3%, 1/08/29 ..................... United States 8,255,000 8,386,757
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 2,590,000 2,732,887
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 1,288,000 1,311,946
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 170,000 168,659
12,600,249
Banks 8.4%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 6.339%
to 9/17/26, FRN thereafter , 9/18/27 ..................... Netherlands 4,100,000 4,175,581
Banco Bilbao Vizcaya Argentaria SA , Senior Preferred Note ,
5.381% , 3/13/29 ................................... Spain 3,800,000 3,906,598
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 19,600,000 18,962,885
Bank of America Corp. , Senior Note , 6.204% to 11/09/27, FRN
thereafter , 11/10/28 ................................ United States 8,601,000 8,927,675
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 1.604% , 10/04/26 ............................. France 5,000,000 4,839,491
Barclays plc ,
Senior Note, 6.496% to 9/12/26, FRN thereafter, 9/13/27 .... United Kingdom 2,300,000 2,345,644
Senior Note, 5.367% to 2/24/30, FRN thereafter, 2/25/31 .... United Kingdom 1,550,000 1,583,973
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 1,415,000 1,422,749
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 2,960,000 2,956,145
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 1,295,000 1,337,273
Citibank NA , Senior Note , 4.914% , 5/29/30 ................
United States 3,470,000 3,525,465
Citigroup, Inc. , Sub. Bond , 4.45% , 9/29/27 .................
United States 10,945,000 10,916,410
b
Credit Agricole SA , Senior Non-Preferred Note , 144A, 5.335% to
1/09/29, FRN thereafter , 1/10/30 ...................... France 1,880,000 1,920,800
b
Danske Bank A/S , Senior Preferred Note , 144A, 1.549% to
9/09/26, FRN thereafter , 9/10/27 ...................... Denmark 2,111,000 2,040,990
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 880,000 925,035
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 2,000,000 2,017,983

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 6,917,000 $ 7,163,546
ING Groep NV ,
Senior Note, 6.083% to 9/10/26, FRN thereafter, 9/11/27 .... Netherlands 4,000,000 4,062,019
Senior Note, 4.858% to 3/24/28, FRN thereafter, 3/25/29 .... Netherlands 1,900,000 1,917,179
b
Intesa Sanpaolo SpA , Sub. Bond , 144A, 5.71% , 1/15/26 ...... Italy 3,750,000 3,758,665
JPMorgan Chase & Co. ,
Senior Bond, 3.54% to 4/30/27, FRN thereafter, 5/01/28 .... United States 6,250,000 6,151,005
Senior Note, 1.47% to 9/21/26, FRN thereafter, 9/22/27 ..... United States 3,250,000 3,139,513
Lloyds Banking Group plc , Senior Note , 4.818% to 6/12/28, FRN
thereafter , 6/13/29 ................................. United Kingdom 8,410,000 8,460,911
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 1,765,000 1,776,807
PNC Bank NA , Sub. Bond , 4.05% , 7/26/28 ................
United States 6,300,000 6,234,432
Santander Holdings USA, Inc. , Senior Note , 2.49% to 1/05/27,
FRN thereafter , 1/06/28 ............................. United States 4,000,000 3,877,154
118,345,928
Biotechnology 0.3%
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 .................
United States 4,720,000 4,807,469
Capital Markets 7.0%
Ares Capital Corp. ,
Senior Note, 2.15%, 7/15/26 ......................... United States 4,299,000 4,197,642
Senior Note, 7%, 1/15/27 ........................... United States 765,000 787,770
Senior Note, 2.875%, 6/15/27 ........................ United States 4,581,000 4,433,837
Bank of New York Mellon (The) , Senior Note , 4.729% to 4/19/28,
FRN thereafter , 4/20/29 ............................. United States 1,615,000 1,632,388
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 1,482,000 1,442,576
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.129% to 11/23/25, FRN
thereafter, 11/24/26 ................................ Germany 5,270,000 5,225,591
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 5,921,000 5,746,846
Goldman Sachs Group, Inc. (The) ,
Senior Note, 1.431% to 3/08/26, FRN thereafter, 3/09/27 .... United States 4,000,000 3,922,384
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .. United States 15,000,000 14,528,559
Jefferies Financial Group, Inc. , Senior Note , 5.03% , 3/16/26 ...
United States 2,730,000 2,732,486
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 399,000 423,789
Senior Note, 5.2%, 3/15/30 .......................... United States 358,000 362,518
b
Senior Note, 144A, 4.625%, 11/15/27 .................. United States 2,000,000 1,989,943
Morgan Stanley ,
Senior Note, 4.21% to 4/19/27, FRN thereafter, 4/20/28 ..... United States 6,435,000 6,407,891
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 2,445,000 2,481,271
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 1,672,000 1,692,944
Sub. Bond, 3.95%, 4/23/27 .......................... United States 10,000,000 9,921,035
b
MSCI, Inc. , Senior Bond , 144A, 4% , 11/15/29 .............. United States 3,200,000 3,093,105
UBS AG ,
Senior Note, 1.25%, 8/07/26 ......................... Switzerland 887,000 859,637
Senior Note, 7.5%, 2/15/28 .......................... Switzerland 3,164,000 3,399,475
UBS Group AG ,
Senior Note, 4.55%, 4/17/26 ......................... Switzerland 5,586,000 5,583,911
b
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 10,500,000 10,327,884

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
UBS Group AG, (continued)
b
Senior Note, 144A, 5.428% to 2/07/29, FRN thereafter, 2/08/30 Switzerland 5,750,000 $ 5,896,613
97,090,095
Chemicals 1.3%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 10,693,000 10,327,302
Senior Note, 6.665%, 7/15/27 ........................ United States 515,000 528,190
b
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 5,369,000 5,364,013
b
International Flavors & Fragrances, Inc. , Senior Note , 144A,
1.23% , 10/01/25 ................................... United States 1,891,000 1,878,253
18,097,758
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 900,000 921,706
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 1,106,000 982,882
Senior Note, 4.85%, 8/15/30 ......................... United States 1,284,000 1,293,155
2,276,037
Consumer Finance 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 2.45%, 10/29/26 ........................ Ireland 2,900,000 2,823,774
Senior Note, 6.1%, 1/15/27 .......................... Ireland 10,000,000 10,192,676
Ally Financial, Inc. ,
Senior Note, 4.75%, 6/09/27 ......................... United States 2,715,000 2,721,068
Sub. Bond, 5.75%, 11/20/25 ......................... United States 10,200,000 10,214,576
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 5,414,000 5,576,043
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,790,000 1,784,201
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 8,280,000 8,329,113
General Motors Financial Co., Inc. , Senior Note , 1.5% , 6/10/26 .
United States 11,250,000 10,954,809
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 932,000 932,226
53,528,486
Consumer Staples Distribution & Retail 0.4%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 4,302,000 3,987,524
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 1,285,000 1,291,157
5,278,681
Containers & Packaging 1.3%
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 10,380,000 9,952,455
Senior Secured Note, 5.5%, 4/15/28 ................... United States 870,000 890,422
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 3,000 2,998
b
Graphic Packaging International LLC , Senior Secured Note ,
144A, 1.512% , 4/15/26 .............................. United States 7,461,000 7,270,262
18,116,137
Diversified REITs 0.7%
VICI Properties LP , Senior Note , 4.75% , 2/15/28 ............
United States 2,339,000 2,349,175

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 4.5%, 9/01/26 ..................... United States 1,410,000 $ 1,403,470
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 876,000 861,277
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 2,935,000 2,908,503
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 1,365,000 1,321,774
8,844,199
Diversified Telecommunication Services 0.2%
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 5% , 2/01/28 ................................. United States 2,000,000 1,963,892
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,484,000 1,586,962
3,550,854
Electric Utilities 2.5%
American Electric Power Co., Inc. , N , Senior Note , 1% , 11/01/25
United States 4,000,000 3,963,409
Eversource Energy ,
Senior Note, 5.45%, 3/01/28 ......................... United States 1,000,000 1,022,699
Q, Senior Note, 0.8%, 8/15/25 ........................ United States 1,000,000 998,539
FirstEnergy Corp. , B , Senior Bond , 3.9% , 7/15/27 ...........
United States 3,500,000 3,458,361
NextEra Energy Capital Holdings, Inc. ,
Senior Note, 4.685%, 9/01/27 ........................ United States 755,000 758,925
Senior Note, 5.05%, 3/15/30 ......................... United States 2,540,000 2,588,066
b
NRG Energy, Inc. , Senior Secured Note , 144A, 2% , 12/02/25 .. United States 2,000,000 1,977,687
Pacific Gas and Electric Co. ,
Senior Note, 3%, 6/15/28 ........................... United States 8,686,000 8,272,978
Senior Note, 6.1%, 1/15/29 .......................... United States 785,000 812,120
b
Palomino Funding Trust I , Senior Secured Note , 144A, 7.233% ,
5/17/28 ......................................... United States 1,320,000 1,394,904
Southern Co. (The) ,
Senior Bond, 3.25%, 7/01/26 ......................... United States 4,950,000 4,896,892
Senior Note, 5.5%, 3/15/29 .......................... United States 1,960,000 2,031,326
b
Vistra Operations Co. LLC , Senior Secured Note , 144A, 5.05% ,
12/30/26 ........................................ United States 4,250,000 4,260,506
36,436,412
Electrical Equipment 0.3%
Regal Rexnord Corp. , Senior Note , 6.05% , 4/15/28 ..........
United States 2,460,000 2,535,331
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 2,049,000 1,994,598
4,529,929
Entertainment 0.4%
b
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 5,659,000 5,876,887
Financial Services 1.1%
Block, Inc. , Senior Note , 2.75% , 6/01/26 ..................
United States 10,575,000 10,377,227
Corebridge Financial, Inc. , Senior Note , 3.65% , 4/05/27 .......
United States 4,715,000 4,646,717
b
Nationwide Building Society , Senior Non-Preferred Note , 144A,
4.649% to 7/13/28, FRN thereafter , 7/14/29 .............. United Kingdom 890,000 890,470
15,914,414
Food Products 1.4%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 1,660,000 1,573,230
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 680,000 646,771

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kellanova , B , Senior Bond , 7.45% , 4/01/31 ................
United States 300,000 $ 341,896
b
Mars, Inc. ,
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 1,620,000 1,629,366
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 6,470,000 6,536,312
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 157,000 157,756
b
Mondelez International Holdings Netherlands BV , Senior Note ,
144A, 1.25% , 9/24/26 ............................... United States 10,000,000 9,633,093
20,518,424
Ground Transportation 1.0%
b
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ...... United Kingdom 9,275,000 8,977,306
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 1.2% , 11/15/25 ............................... United States 1,385,000 1,370,812
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 3,195,000 3,256,526
13,604,644
Health Care Equipment & Supplies 0.0%
†
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 610,000 617,152
Health Care Providers & Services 1.0%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ..............
United States 230,000 207,246
CVS Health Corp. , Senior Note , 5.4% , 6/01/29 .............
United States 7,750,000 7,957,486
HCA, Inc. , Senior Note , 5.2% , 6/01/28 ....................
United States 4,800,000 4,882,822
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 1,267,000 1,288,413
Senior Secured Note, 5.849%, 5/08/29 ................. United States 543,000 563,269
14,899,236
Hotels, Restaurants & Leisure 1.2%
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 184,000 186,753
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 8,243,000 8,011,166
Hyatt Hotels Corp. ,
Senior Note, 5.75%, 1/30/27 ......................... United States 3,362,000 3,418,432
Senior Note, 5.05%, 3/30/28 ......................... United States 2,055,000 2,075,855
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 1,763,000 1,737,354
b
Royal Caribbean Cruises Ltd. , Senior Note , 144A, 5.5% , 8/31/26 United States 1,185,000 1,189,699
16,619,259
Household Durables 0.6%
DR Horton, Inc. , Senior Note , 1.3% , 10/15/26 ..............
United States 5,320,000 5,119,121
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 287,000 285,550
Senior Bond, 3.8%, 11/01/29 ......................... United States 2,140,000 2,079,862
7,484,533
Independent Power and Renewable Electricity Producers 0.8%
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 6,000,000 5,905,751
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 2,165,000 2,300,932
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 3,000,000 3,090,234
11,296,917

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 1.9%
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 2,580,000 $ 2,606,712
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 660,000 666,207
b
Athene Global Funding , Secured Note , 144A, 1.73% , 10/02/26 . United States 12,044,000 11,638,063
Brown & Brown, Inc. , Senior Note , 4.7% , 6/23/28 ...........
United States 2,885,000 2,895,071
b
CNO Global Funding ,
Secured Note, 144A, 1.75%, 10/07/26 .................. United States 3,340,000 3,230,277
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 403,000 376,238
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 500,000 504,478
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 2,230,000 2,298,391
Willis North America, Inc. , Senior Note , 4.65% , 6/15/27 .......
United States 2,635,000 2,648,534
26,863,971
IT Services 0.6%
b
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............. United States 8,368,000 8,238,350
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 2,248,000 1,918,477
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 1,067,000 1,066,731
Media 0.2%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. , Senior Secured Note ,
2.25% , 1/15/29 ................................... United States 1,000,000 919,265
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 700,000 681,334
Senior Note, 3.7%, 6/01/28 .......................... United States 794,000 769,469
2,370,068
Metals & Mining 0.5%
b
Glencore Funding LLC ,
Senior Note, 144A, 1.625%, 4/27/26 ................... Australia 2,500,000 2,444,768
Senior Note, 144A, 5.4%, 5/08/28 ..................... Australia 1,429,000 1,457,930
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 2,500,000 2,608,301
6,510,999
Multi-Utilities 0.2%
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 2,575,000 2,586,188
Oil, Gas & Consumable Fuels 2.8%
Boardwalk Pipelines LP , Senior Bond , 5.95% , 6/01/26 ........
United States 3,805,000 3,831,424
b
Canadian Natural Resources Ltd. , Senior Note , 144A, 5% ,
12/15/29 ........................................ Canada 2,389,000 2,405,828
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 5,380,000 5,324,530
Coterra Energy Operating Co. , Senior Bond , 3.9% , 5/15/27 ....
United States 3,874,000 3,696,006
Diamondback Energy, Inc. , Senior Note , 5.15% , 1/30/30 ......
United States 2,195,000 2,235,783
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 1,900,000 1,836,014
Energy Transfer LP ,
Senior Note, 6.05%, 12/01/26 ........................ United States 5,000,000 5,087,833
Senior Note, 5.25%, 7/01/29 ......................... United States 960,000 982,047
Senior Note, 5.2%, 4/01/30 .......................... United States 430,000 438,426
Occidental Petroleum Corp. , Senior Note , 5.2% , 8/01/29 ......
United States 3,245,000 3,255,442
ONEOK, Inc. , Senior Note , 5.65% , 11/01/28 ...............
United States 3,000,000 3,095,846

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
South Bow USA Infrastructure Holdings LLC ,
Senior Note, 144A, 4.911%, 9/01/27 ................... Canada 1,500,000 $ 1,505,458
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 920,000 919,518
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 3,275,000 3,366,042
Viper Energy Partners LLC , Senior Note , 4.9% , 8/01/30 .......
United States 564,000 561,972
38,542,169
Paper & Forest Products 0.7%
b
Georgia-Pacific LLC ,
Senior Note, 144A, 0.95%, 5/15/26 .................... United States 8,790,000 8,548,523
Senior Note, 144A, 4.4%, 6/30/28 ..................... United States 920,000 921,928
9,470,451
Passenger Airlines 0.1%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 2,065,000 2,049,939
Personal Care Products 0.3%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 4,040,000 3,973,699
Pharmaceuticals 0.2%
Royalty Pharma plc , Senior Note , 5.15% , 9/02/29 ...........
United States 3,000,000 3,055,879
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 2,010,000 2,054,273
Semiconductors & Semiconductor Equipment 0.6%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/29 ......................... United States 885,000 903,473
Senior Note, 4.6%, 7/15/30 .......................... United States 2,820,000 2,821,755
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.5% ,
1/25/31 ......................................... United States 1,180,000 1,205,162
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 1,750,000 1,817,276
Senior Note, 4.75%, 7/15/30 ......................... United States 365,000 365,340
7,113,006
Software 1.5%
Atlassian Corp. , Senior Note , 5.25% , 5/15/29 ..............
United States 1,150,000 1,174,177
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ......................... United States 3,000,000 2,946,843
Senior Note, 1.65%, 3/25/26 ......................... United States 3,400,000 3,333,706
Synopsys, Inc. ,
Senior Note, 4.55%, 4/01/27 ......................... United States 2,475,000 2,479,748
Senior Note, 4.65%, 4/01/28 ......................... United States 1,115,000 1,123,849
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 8,989,000 8,710,239
19,768,562
Specialized REITs 1.1%
American Tower Corp. , Senior Note , 2.75% , 1/15/27 .........
United States 4,403,000 4,294,393
Crown Castle, Inc. , Senior Note , 4.9% , 9/01/29 .............
United States 3,585,000 3,612,226
Equinix, Inc. ,
Senior Note, 1%, 9/15/25 ........................... United States 6,000,000 5,970,605

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
Equinix, Inc., (continued)
Senior Note, 2.9%, 11/18/26 ......................... United States 718,000 $ 702,866
14,580,090
Technology Hardware, Storage & Peripherals 0.4%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .
United States 5,700,000 5,668,254
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 1,360,000 1,370,704
Tapestry, Inc. , Senior Note , 5.1% , 3/11/30 .................
United States 1,635,000 1,658,337
3,029,041
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note, 4.625%, 11/01/29 ....................... United States 815,000 819,748
Senior Note, 5.125%, 2/15/30 ........................ United States 3,897,000 3,991,520
Senior Note, 4.375%, 4/30/30 ........................ United States 2,970,000 2,950,943
7,762,211
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Note , 5.3% , 6/25/26 ...............
United States 3,426,000 3,442,793
b
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 2,805,000 2,931,802
b
Aviation Capital Group LLC , Senior Note , 144A, 5.375% , 7/15/29 United States 1,860,000 1,893,304
8,267,899
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 4,205,000 4,259,747
T-Mobile USA, Inc. , Senior Note , 1.5% , 2/15/26 .............
United States 8,000,000 7,870,491
12,130,238
Total Corporate Bonds (Cost $699,604,096) ...................................
698,529,543
Foreign Government and Agency Securities 0.3%
b
Electricite de France SA ,
Senior Note, 144A, 5.7%, 5/23/28 ..................... France 3,500,000 3,599,032
Senior Note, 144A, 5.65%, 4/22/29 ..................... France 430,000 443,378
Total Foreign Government and Agency Securities (Cost $3,986,963) .............
4,042,410
U.S. Government and Agency Securities 5.0%
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 70,500,000 70,381,582
c
0.625%, 11/30/27 ................................. United States 113,000 104,823
Total U.S. Government and Agency Securities (Cost $70,438,246) ...............
70,486,405
Asset-Backed Securities 8.5%
Automobiles 0.4%
Volkswagen Auto Loan Enhanced Trust ,
2023-1, A3, 5.02%, 6/20/28 .......................... United States 522,213 524,368
2023-2, A2A, 5.72%, 3/22/27 ......................... United States 440,032 440,772
2025-1, A2A, 4.51%, 1/20/28 ......................... United States 4,053,000 4,053,493
5,018,633
a a a a a a

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance 2.2%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ......................................... United States 3,289,000 $ 3,287,679
Capital One Prime Auto Receivables Trust , 2024-1 , A2A , 4.61% ,
10/15/27 . ........................................ United States 1,246,338 1,246,443
GM Financial Consumer Automobile Receivables Trust , 2023-1 ,
A3 , 4.66% , 2/16/28 . ................................ United States 1,258,617 1,259,542
b
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 4,175,000 4,172,878
Harley-Davidson Motorcycle Trust , 2025-A , A3 , 4.67% , 4/15/30 .
United States 4,230,000 4,260,702
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 5,322,997 5,356,418
2023-C, A2A, 5.8%, 1/15/27 .......................... United States 490,738 491,053
2024-C, A3, 4.41%, 5/15/29 .......................... United States 1,132,000 1,134,877
2025-B, A3, 4.36%, 12/17/29 ......................... United States 1,675,000 1,680,096
Nissan Auto Receivables Owner Trust , 2025-A , A3 , 4.49% ,
12/17/29 . ........................................ United States 1,900,000 1,912,130
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 1,278,302 1,280,539
2024-A, A3, 4.83%, 10/16/28 ......................... United States 5,658,000 5,683,908
31,766,265
a a a a a a
Financial Services 5.9%
b,d
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.682% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,500,000 1,503,567
b,d
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.765% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 410,000 411,712
b,d
Angel Oak Mortgage Trust , 2025-HB1 , A1 , 144A, FRN , 6.15% ,
( 30-day SOFR Average + 1.8% ), 2/25/55 . ................ United States 897,963 905,645
b,d
Apidos CLO XXXIV , 2020-34A , A1R , 144A, FRN , 5.737% ,
( 3-month SOFR + 1.412% ), 1/20/35 . ................... United States 2,820,000 2,826,220
b,d
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.482% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 1,650,000 1,651,980
b,d
BDS Ltd. ,
2021-FL10, A, 144A, FRN, 5.814%, ( 1-month SOFR + 1.464%),
12/16/36 ........................................ United States 1,716,040 1,718,349
2021-FL9, A, 144A, FRN, 5.534%, (1-month SOFR + 1.184%),
11/16/38 ........................................ United States 278,084 278,460
b,d
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.955% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 1,500,000 1,506,630
b,d
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.569% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 854,000 854,734
Carmax Auto Owner Trust , 2025-2 , A2A , 4.59% , 7/17/28 . .....
United States 1,455,000 1,458,351
b,d
Cathedral Lake VIII Ltd. , 2021-8A , A1 , 144A, FRN , 5.807% ,
( 3-month SOFR + 1.482% ), 1/20/35 . ................... United States 3,790,000 3,815,923
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 2,664,000 2,664,633
b,d
CIFC Funding Ltd. , 2020-1A , A1R , 144A, FRN , 5.729% , ( 3-month
SOFR + 1.412% ), 7/15/36 . ........................... United States 3,320,000 3,322,491
b
Citizens Auto Receivables Trust , 2024-1 , A3 , 144A, 5.11% ,
4/17/28 . ......................................... United States 7,955,000 7,988,393
b,d
Elevation CLO Ltd. , 2018-10A , AR , 144A, FRN , 5.245% , ( 3-month
SOFR + 0.92% ), 10/20/31 . ........................... United States 1,166,389 1,166,938
b,d
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.845% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 1,250,000 1,254,874
b,d
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.709% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,750,000 1,755,815
d
First Franklin Mortgage Loan Trust , 2006-FF15 , A5 , FRN ,
4.627% , ( 1-month SOFR + 0.274% ), 11/25/36 . ............ United States 79,470 80,100

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 3,573,000 $ 3,603,307
2024-B, A3, 5.1%, 4/15/29 ........................... United States 1,741,000 1,760,521
b,d
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.704% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 1,584,913 1,587,031
b
GM Financial Revolving Receivables Trust , 2024-1 , A , 144A,
4.98% , 12/11/36 . .................................. United States 3,817,000 3,895,871
b,d
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.825% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 1,250,000 1,254,636
d
GSAA Home Equity Trust , 2006-8 , 2A2 , FRN , 4.827% , ( 1-month
SOFR + 0.474% ), 5/25/36 . ........................... United States 460,712 96,636
b,d
Hayfin US XIV Ltd. , 2021-14A , A1 , 144A, FRN , 5.817% , ( 3-month
SOFR + 1.492% ), 7/20/34 . ........................... United States 334,000 334,285
Honda Auto Receivables Owner Trust ,
2023-4, A2, 5.87%, 6/22/26 .......................... United States 7,115 7,117
2024-1, A3, 5.21%, 8/15/28 .......................... United States 5,508,000 5,548,747
b,d
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 6.048% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 1,063,876 1,070,594
b,d
Jamestown CLO IX Ltd. , 2016-9A , A2RR , 144A, FRN , 6.43% ,
( 3-month SOFR + 2.112% ), 7/25/34 . .................... United States 1,650,000 1,653,105
b,d
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 6.068% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 2,100,000 2,107,137
b,d
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.678% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 1,840,000 1,846,939
b,d
MF1 Ltd. , 2021-FL6 , A , 144A, FRN , 5.564% , ( 1-month SOFR +
1.214% ), 7/16/36 . ................................. United States 500,869 501,216
b,d
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.869% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 1,643,031 1,644,727
b,d
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.729% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 2,000,000 2,006,883
b,d
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.835%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 1,250,000 1,252,818
2021-1A, A1R, 144A, FRN, 5.668%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 1,270,000 1,274,777
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,124,000 1,123,957
d
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.517% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 55,609 54,948
b,d
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.764% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 2,324,168 2,333,481
b,d
Prodigy Finance DAC , 2021-1A , A , 144A, FRN , 5.717% , ( 1-month
SOFR + 1.364% ), 7/25/51 . ........................... Ireland 199,804 199,809
b,d
Rockland Park CLO Ltd. , 2021-1A , B , 144A, FRN , 6.237% ,
( 3-month SOFR + 1.912% ), 4/20/34 . ................... United States 1,200,000 1,200,000
b,d
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.868% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 1,500,000 1,506,089
b,d
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.73% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 1,250,000 1,250,962
b,d
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 5.218% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 2,606,004 2,603,673
b,d
Symphony CLO XXXII Ltd. , 2022-32A , A1 , 144A, FRN , 5.639% ,
( 3-month SOFR + 1.32% ), 4/23/35 . .................... United States 500,000 500,000
b,d
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.664% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 1,293,362 1,295,828

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,d
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 6.118%, (3-month SOFR + 1.8%),
1/15/37 ......................................... United States 1,500,000 $ 1,506,463
2024-2A, A, 144A, FRN, 5.778%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 1,250,000 1,252,646
81,439,018
a a a a a a
Total Asset-Backed Securities (Cost $117,929,105) ............................
118,223,916
Commercial Mortgage-Backed Securities 2.9%
Financial Services 2.9%
e,f
BANK ,
2017-BNK8, XA, IO, FRN, 0.705%, 11/15/50 ............. United States 25,131,870 323,440
2017-BNK9, XA, IO, FRN, 0.752%, 11/15/54 ............. United States 51,249,939 757,494
e,f
CD Mortgage Trust ,
2016-CD1, XA, IO, FRN, 1.34%, 8/10/49 ................ United States 7,464,728 36,423
2017-CD6, XA, IO, FRN, 0.889%, 11/13/50 .............. United States 15,372,699 215,897
f
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.249%, 12/15/47 ............... United States 52,068 50,295
e
2016-C4, XA, IO, FRN, 1.563%, 5/10/58 ................. United States 22,580,337 82,432
COMM Mortgage Trust ,
f
2012-LC4, C, FRN, 5.507%, 12/10/44 .................. United States 76,791 71,930
f
2013-CR13, C, FRN, 4.944%, 11/10/46 ................. United States 562,489 536,463
2014-CR16, B, 4.582%, 4/10/47 ....................... United States 1,720,384 1,670,170
f
2014-CR17, C, FRN, 4.779%, 5/10/47 .................. United States 1,040,000 956,309
f
2015-CR25, B, FRN, 4.493%, 8/10/48 .................. United States 3,315,000 3,302,176
e,f
2015-CR26, XA, IO, FRN, 0.844%, 10/10/48 ............. United States 20,309,842 203
CSAIL Commercial Mortgage Trust ,
e,f
2015-C1, XA, IO, FRN, 0.04%, 4/15/50 ................. United States 2,845,513 28
f
2015-C2, B, FRN, 4.208%, 6/15/57 .................... United States 1,363,000 1,324,374
2015-C3, A4, 3.718%, 8/15/48 ........................ United States 682,219 679,911
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 1,876,000 1,823,716
e,f
2018-CX12, XA, IO, FRN, 0.547%, 8/15/51 .............. United States 165,019,164 2,231,092
e,f
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.635% , 12/15/49 .... United States 59,892,437 258,053
b,f
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.351% ,
8/10/44 ......................................... United States 2,935,533 2,820,887
e,f
GS Mortgage Securities Trust , 2014-GC24 , XA , IO, FRN , 0.286% ,
9/10/47 ......................................... United States 7,152,197 71
b,f
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2011-C3, B, 144A, FRN, 5.013%, 2/15/46 ................ United States 761,605 737,574
2012-C6, E, 144A, FRN, 4.964%, 5/15/45 ............... United States 532,000 516,553
2012-LC9, D, 144A, FRN, 3.571%, 12/15/47 ............. United States 173,000 164,584
f
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.94%, 7/15/45 .................... United States 1,554,599 1,497,856
2014-C23, B, FRN, 4.548%, 9/15/47 ................... United States 1,513,000 1,408,691
f
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.645%, 8/15/45 ............... United States 2,029,880 1,991,493
2013-C10, B, FRN, 3.979%, 7/15/46 ................... United States 1,180,997 1,110,524
b,e
2013-C7, XB, IO, 144A, FRN, 0.116%, 2/15/46 ............ United States 1,173,343 226
2013-C9, C, FRN, 3.712%, 5/15/46 .................... United States 3,168,000 2,919,636
b
2013-C9, D, 144A, FRN, 3.8%, 5/15/46 ................. United States 1,481,000 1,345,242
2015-C26, B, FRN, 4.09%, 10/15/48 ................... United States 1,806,000 1,784,404
e
2015-C26, XA, IO, FRN, 0.763%, 10/15/48 ............... United States 21,533,805 215
e
2016-C32, XA, IO, FRN, 0.636%, 12/15/49 ............... United States 89,546,507 567,304
e
2017-C34, XA, IO, FRN, 0.764%, 11/15/52 ............... United States 221,288,542 2,614,170

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e,f
Morgan Stanley Capital I Trust ,
2016-UB12, XA, IO, FRN, 0.625%, 12/15/49 ............. United States 23,820,795 $ 123,327
2018-H4, XA, IO, FRN, 0.8%, 12/15/51 ................. United States 57,342,542 1,298,006
2018-L1, XA, IO, FRN, 0.483%, 10/15/51 ................ United States 75,202,375 926,178
e,f
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN ,
0.971% , 12/15/50 .................................. United States 15,928,312 309,371
e,f
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 10,936 21
f
Wells Fargo Commercial Mortgage Trust ,
b
2013-LC12, D, 144A, FRN, 3.788%, 7/15/46 ............. United States 763,000 433,010
e
2015-LC20, XB, IO, FRN, 0.592%, 4/15/50 ............... United States 2,648,790 26
e
2016-BNK1, XA, IO, FRN, 1.703%, 8/15/49 .............. United States 20,412,259 239,685
e
2016-C37, XA, IO, FRN, 0.769%, 12/15/49 ............... United States 4,837,546 31,901
e
2017-C41, XA, IO, FRN, 1.152%, 11/15/50 ............... United States 22,550,138 454,149
e
2018-C44, XA, IO, FRN, 0.705%, 5/15/51 ................ United States 66,704,436 1,063,282
e
2018-C48, XA, IO, FRN, 0.93%, 1/15/52 ................. United States 19,130,663 470,429
e
2019-C50, XA, IO, FRN, 1.404%, 5/15/52 ................ United States 15,058,222 588,051
f
WFRBS Commercial Mortgage Trust ,
b
2011-C4, D, 144A, FRN, 4.983%, 6/15/44 ............... United States 771,816 747,429
2012-C10, C, FRN, 4.309%, 12/15/45 .................. United States 267,000 226,264
e
2014-C22, XA, IO, FRN, 0.249%, 9/15/57 ................ United States 2,778,902 530
e
2014-C23, XA, IO, FRN, 0.07%, 10/15/57 ................ United States 6,176,675 62
40,711,557
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $44,493,085) ..............
40,711,557
Mortgage-Backed Securities 0.2%
Federal National Mortgage Association (FNMA) Fixed Rate 0.2%
FNMA, 2.73%, 9/01/29 ............................... United States 1,569,006 1,475,721
FNMA, 5.28%, 12/01/28 .............................. United States 1,308,000 1,340,364
2,816,085
Total Mortgage-Backed Securities (Cost $2,728,618) ...........................
2,816,085
Residential Mortgage-Backed Securities 7.4%
Commercial Services & Supplies 0.1%
b,d
Bellemeade Re Ltd. , 2021-3A , B1 , 144A, FRN , 8.2% , ( 30-day
SOFR Average + 3.85% ), 9/25/31 ..................... United States 724,000 745,449
Financial Services 7.3%
b
A&D Mortgage Trust ,
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................ United States 4,809,332 4,879,831
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 2,389,031 2,417,158
b
Anchor Mortgage Trust , 2025-RTL1 , A1 , 144A, 5.718% , 5/25/40 United States 1,813,000 1,811,439
b
Angel Oak Mortgage Trust ,
f
2020-5, A3, 144A, FRN, 2.041%, 5/25/65 ................ United States 327,002 314,302
f
2021-5, A2, 144A, FRN, 1.208%, 7/25/66 ................ United States 2,893,697 2,498,626
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 704,322 696,705
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 1,021,627 1,013,778
b,f
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 356,906 347,996
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 103,275 97,990
d
BankUnited Trust , 2005-1 , 1A1 , FRN , 5.067% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 52,197 48,953
b
BRAVO Residential Funding Trust ,
f
2020-NQM1, A3, 144A, FRN, 2.406%, 5/25/60 ............ United States 116,366 113,858

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
BRAVO Residential Funding Trust, (continued)
2023-NQM8, A1, 144A, 6.394%, 10/25/63 ............... United States 321,495 $ 323,587
2024-NQM2, A1, 144A, 6.285%, 2/25/64 ................ United States 1,858,646 1,870,073
b,f
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 3,766,000 3,629,423
b
CAFL Issuer LP , 2025-RRTL1 , A1 , 144A, 5.684% , 5/28/40 ..... United States 528,000 529,745
d
CHL Mortgage Pass-Through Trust , 2005-3 , 1A1 , FRN , 5.087% ,
( 1-month SOFR + 0.734% ), 4/25/35 .................... United States 58,484 54,112
f
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.215% ,
5/25/35 ......................................... United States 38,774 38,253
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 999,966 1,008,996
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 6,084,072 6,126,653
f
2025-H3, A1, 144A, FRN, 5.883%, 4/25/70 ............... United States 670,950 675,996
d
FHLMC STACR Debt Notes , 2015-DNA3 , M3 , FRN , 9.164% , ( 30-
day SOFR Average + 4.814% ), 4/25/28 ................. United States 2,868,362 2,893,671
b,d
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 6%, ( 30-day SOFR Average +
1.65%), 1/25/34 ................................... United States 86,201 86,540
2021-DNA6, M2, 144A, FRN, 5.85%, (30-day SOFR Average +
1.5%), 10/25/41 ................................... United States 596,031 598,883
2021-DNA7, M2, 144A, FRN, 6.15%, (30-day SOFR Average +
1.8%), 11/25/41 ................................... United States 1,590,000 1,602,250
2021-HQA4, M1, 144A, FRN, 5.3%, (30-day SOFR Average +
0.95%), 12/25/41 .................................. United States 146,065 146,048
2022-DNA2, M1A, 144A, FRN, 5.65%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 28,439 28,496
2022-DNA3, M1B, 144A, FRN, 7.25%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 50,000 51,544
2022-DNA5, M1A, 144A, FRN, 7.3%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 1,174,040 1,200,409
2022-DNA6, M1A, 144A, FRN, 6.5%, (30-day SOFR Average +
2.15%), 9/25/42 ................................... United States 35,467 35,750
2022-DNA6, M1B, 144A, FRN, 8.05%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 46,000 48,359
2022-HQA1, M1A, 144A, FRN, 6.45%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 22,269 22,395
2022-HQA2, M1A, 144A, FRN, 7%, (30-day SOFR Average +
2.65%), 7/25/42 ................................... United States 1,769,012 1,810,845
2022-HQA3, M1A, 144A, FRN, 6.65%, (30-day SOFR Average
+ 2.3%), 8/25/42 .................................. United States 247,149 251,817
2023-DNA1, M1A, 144A, FRN, 6.45%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 289,001 293,743
2023-HQA2, M1A, 144A, FRN, 6.35%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 73,881 74,308
2023-HQA3, A1, 144A, FRN, 6.2%, ( 30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 187,163 189,451
2023-HQA3, M1, 144A, FRN, 6.2%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 121,181 122,199
2024-DNA1, A1, 144A, FRN, 5.7%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 213,902 215,029
2024-DNA2, A1, 144A, FRN, 5.6%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 208,801 209,781
2024-DNA2, M2, 144A, FRN, 6.05%, (30-day SOFR Average +
1.7%), 5/25/44 .................................... United States 15,000 15,169
2025-DNA1, A1, 144A, FRN, 5.3%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 2,331,238 2,334,004

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,d
FHLMC STACR Trust , 2019-HQA2 , M2 , 144A, FRN , 6.514% , ( 30-
day SOFR Average + 2.164% ), 4/25/49 ................. United States 3,629 $ 3,656
d
FNMA Connecticut Avenue Securities Trust ,
2015-C04, 1M2, FRN, 10.164%, (30-day SOFR Average +
5.814%), 4/25/28 .................................. United States 2,909,806 2,944,592
2016-C01, 1M2, FRN, 11.214%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 994 1,020
2016-C01, 2M2, FRN, 11.414%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 18,162 18,642
2016-C03, 2M2, FRN, 10.364%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 49,181 50,559
2016-C07, 2M2, FRN, 8.814%, ( 30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 583,694 601,783
2017-C06, 1M2B, FRN, 7.114%, (30-day SOFR Average +
2.764%), 2/25/30 .................................. United States 29,834 29,870
2017-C06, 2M2, FRN, 7.264%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 687,883 700,446
2017-C06, 2M2C, FRN, 7.264%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 146,923 149,606
2018-C02, 2M2, FRN, 6.664%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 46,911 47,678
b
2019-HRP1, M2, 144A, FRN, 6.614%, (30-day SOFR Average
+ 2.264%), 11/25/39 ................................ United States 16,390 16,391
b
2021-R01, 1M2, 144A, FRN, 5.9%, (30-day SOFR Average +
1.55%), 10/25/41 .................................. United States 9,372 9,403
b
2021-R03, 1M1, 144A, FRN, 5.2%, ( 30-day SOFR Average +
0.85%), 12/25/41 .................................. United States 5,732 5,729
b
2021-R03, 1M2, 144A, FRN, 6%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 524,000 527,397
b
2022-R01, 1M1, 144A, FRN, 5.35%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 728,775 728,861
b
2022-R01, 1M2, 144A, FRN, 6.25%, (30-day SOFR Average +
1.9%), 12/25/41 ................................... United States 468,000 473,310
b
2022-R02, 2M1, 144A, FRN, 5.55%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 528,239 528,442
b
2022-R02, 2M2, 144A, FRN, 7.35%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 2,400,000 2,459,401
b
2022-R03, 1M2, 144A, FRN, 7.85%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 241,000 249,844
b
2022-R04, 1M2, 144A, FRN, 7.45%, ( 30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 230,000 237,225
b
2022-R06, 1M1, 144A, FRN, 7.1%, (30-day SOFR Average +
2.75%), 5/25/42 ................................... United States 116,332 118,844
b
2022-R07, 1M1, 144A, FRN, 7.3%, (30-day SOFR Average +
2.95%), 6/25/42 ................................... United States 372,702 381,915
b
2022-R08, 1M1, 144A, FRN, 6.9%, (30-day SOFR Average +
2.55%), 7/25/42 ................................... United States 323,062 330,892
b
2022-R09, 2M1, 144A, FRN, 6.85%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 1,585,259 1,609,915
b
2023-R01, 1M1, 144A, FRN, 6.75%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 77,701 79,440
b
2023-R02, 1M1, 144A, FRN, 6.65%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 154,227 157,824
b
2023-R06, 1M1, 144A, FRN, 6.05%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 79,767 80,260
b
2023-R07, 2M1, 144A, FRN, 6.3%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 53,055 53,432

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
FNMA Connecticut Avenue Securities Trust, (continued)
b
2024-R02, 1M1, 144A, FRN, 5.45%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 14,277 $ 14,286
b
2024-R03, 2M1, 144A, FRN, 5.5%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 70,176 70,292
b
2024-R04, 1M1, 144A, FRN, 5.45%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 120,386 120,431
b
2024-R05, 2M1, 144A, FRN, 5.35%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 28,407 28,417
b
2024-R06, 1A1, 144A, FRN, 5.5%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 528,398 529,687
b
2024-R06, 1M1, 144A, FRN, 5.4%, ( 30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 80,541 80,540
b
2025-R01, 1A1, 144A, FRN, 5.3%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 730,425 730,394
b
2025-R01, 1M1, 144A, FRN, 5.45%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 710,299 711,621
b
2025-R02, 1A1, 144A, FRN, 5.35%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 563,337 563,654
b
2025-R02, 1M1, 144A, FRN, 5.5%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 1,586,235 1,587,738
b
2025-R03, 2A1, 144A, FRN, 5.8%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 678,360 682,105
b
2025-R04, 1A1, 144A, FRN, 5.35%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 822,046 822,494
b
2025-R04, 1M1, 144A, FRN, 5.55%, ( 30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 2,180,354 2,186,784
b,f
Galton Funding Mortgage Trust , 2020-H1 , A3 , 144A, FRN ,
2.617% , 1/25/60 ................................... United States 1,419,616 1,354,047
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 750,170 728,142
b,f
GS Mortgage-Backed Securities Trust , 2020-NQM1 , A3 , 144A,
FRN , 2.352% , 9/27/60 .............................. United States 245,597 232,121
b,f
Imperial Fund Mortgage Trust , 2021-NQM1 , A3 , 144A, FRN ,
1.617% , 6/25/56 ................................... United States 1,382,869 1,216,695
b
J.P. Morgan Mortgage Trust ,
d
2024-10, A11, 144A, FRN, 5.6%, (30-day SOFR Average +
1.25%), 3/25/55 ................................... United States 1,037,895 1,036,407
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 728,206 731,139
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 1,119,013 1,124,229
b
Legacy Mortgage Asset Trust ,
2021-GS1, A1, 144A, 5.892%, 10/25/66 ................. United States 3,164,155 3,165,372
2021-GS3, A1, 144A, 5.75%, 7/25/61 ................... United States 1,488,379 1,486,009
2021-GS4, A1, 144A, 4.65%, 11/25/60 .................. United States 2,308,489 2,310,184
b,f
LHOME Mortgage Trust , 2025-RTL2 , A1 , 144A, FRN , 5.612% ,
4/25/40 ......................................... United States 829,000 830,356
b,f
MFA Trust , 2020-NQM1 , A3 , 144A, FRN , 3.3% , 8/25/49 ....... United States 392,924 370,574
b,f
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.378% , 8/26/47 .............................. United States 332,531 331,922
b
Morgan Stanley Residential Mortgage Loan Trust ,
d
2024-3, AF, 144A, FRN, 5.7%, ( 30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 554,098 553,621
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............... United States 2,081,388 2,092,383
b
New Residential Mortgage Loan Trust ,
d
2018-4A, A1M, 144A, FRN, 5.367%, (1-month SOFR +
1.014%), 1/25/48 .................................. United States 118,679 116,741
f
2019-NQM4, A2, 144A, FRN, 2.644%, 9/25/59 ............ United States 447,865 426,685
f
2019-NQM4, A3, 144A, FRN, 2.797%, 9/25/59 ............ United States 1,140,572 1,086,716

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
OBX Trust ,
f
2018-EXP1, 1A3, 144A, FRN, 4%, 4/25/48 ............... United States 103,329 $ 97,467
2024-NQM2, A1, 144A, 5.878%, 12/25/63 ............... United States 695,606 697,632
b,f
Onity Loan Investment Trust , 2024-HB2 , A , 144A, FRN , 5% ,
8/25/37 ......................................... United States 732,996 732,396
b,d
Radnor Re Ltd. , 2024-1 , M1A , 144A, FRN , 6.35% , ( 30-day SOFR
Average + 2% ), 9/25/34 ............................. United States 539,894 540,486
b,f
Residential Mortgage Loan Trust , 2021-1R , A1 , 144A, FRN ,
0.859% , 1/25/65 ................................... United States 80,399 77,073
b,f
Roc Mortgage Trust , 2021-RTL1 , A1 , 144A, FRN , 3.487% ,
8/25/26 ......................................... United States 28,600 28,535
b,d
Station Place Securitization Trust ,
2024-10, A, 144A, FRN, 5.251%, (1-month SOFR + 0.9%),
10/27/25 ........................................ United States 3,300,000 3,316,258
2024-5, A, 144A, FRN, 5.251%, (1-month SOFR + 0.9%),
8/04/25 ......................................... United States 4,500,000 4,502,142
2025-1, A, 144A, FRN, 5.251%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 4,786,000 4,787,088
2025-3, A, 144A, FRN, 5.251%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 4,920,000 4,920,000
d
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 5.317% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 364,893 295,468
b
Toorak Mortgage Trust , 2025-RRTL1 , A1 , 144A, 5.524% , 2/25/40 United States 630,000 628,594
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 804,217 804,866
102,074,333
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $104,021,027) ..............
102,819,782
Agency Commercial Mortgage-Backed Securities 2.5%
Financial Services 2.5%
FHLMC ,
3539, PM, 4.5%, 5/15/37 ............................ United States 3,248 3,168
3724, CM, 5.5%, 6/15/37 ............................ United States 9,266 9,656
e,f
FHLMC, Multi-family Structured Pass-Through Certificates ,
K737, X1, IO, FRN, 0.61%, 10/25/26 ................... United States 58,237,511 355,459
K738, XAM, IO, FRN, 1.373%, 3/25/27 .................. United States 17,882,000 356,370
K739, XAM, IO, FRN, 1.567%, 9/25/27 .................. United States 36,816,638 995,956
FNMA ,
2010-81, AP, 2.5%, 7/25/40 .......................... United States 7,738 7,376
2011-60, PA, 4%, 10/25/39 ........................... United States 3,483 3,262
d
2024-89, FA, FRN, 5.55%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 9,068,141 9,101,368
d
2024-98, FA, FRN, 5.5%, (30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 7,792,072 7,807,480
d
2025-41, FA, FRN, 5.5%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 3,349,363 3,357,065
b,f
FREMF Mortgage Trust , 2015-K51 , B , 144A, FRN , 3.981% ,
10/25/48 ........................................ United States 3,237,000 3,223,624
GNMA ,
2009-32, AB, 4%, 5/16/39 ........................... United States 3,454 3,394
e,f
2021-17, IO, FRN, 1.051%, 1/16/61 .................... United States 17,277,224 1,355,473

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
d
2024-78, QF, FRN, 5.448%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 8,667,613 $ 8,684,656
35,264,307
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $35,088,172) .......
35,264,307
Total Long Term Investments (Cost $1,112,314,285) ...........................
1,107,110,187
a
Short Term Investments 20.7%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 16.8%
b,g
Agree LP , 144A, 4.77% , 8/01/25 ........................ United States 8,151,000 8,149,921
g
Air Lease Corp. ,
b
144A, 4.81%, 8/20/25 ................................ United States 4,515,000 4,502,977
b
144A, 4.69%, 8/05/25 ................................ United States 1,950,000 1,948,730
4.68%, 8/07/25 ..................................... United States 3,924,000 3,920,429
10,372,136
b,g
Alexandria Real Estate Equities, Inc. ,
144A, 4.53%, 8/01/25 ................................ United States 4,956,000 4,955,376
144A, 4.56%, 8/08/25 ................................ United States 4,950,000 4,944,994
9,900,370
g
Alimentation Couche-Tard, Inc. ,
b
144A, 4.66%, 8/19/25 ................................ Canada 2,720,000 2,713,330
b
144A, 4.61%, 8/06/25 ................................ Canada 3,635,000 3,632,208
4.62%, 8/08/25 ..................................... Canada 4,094,000 4,089,803
b
144A, 4.64%, 8/14/25 ................................ Canada 2,573,000 2,568,366
13,003,707
b,g
AutoNation, Inc. , 144A, 4.99% , 8/01/25 ................... United States 14,290,000 14,288,018
g
AvalonBay Communities, Inc. ,
4.54%, 8/05/25 ..................................... United States 8,637,000 8,631,560
4.54%, 8/07/25 ..................................... United States 3,215,000 3,212,162
11,843,722
b,g
Bayer Corp. , 144A, 4.7% , 7/20/26 ....................... United States 6,940,000 6,633,192
b,g
Bell Canada Holdings, Inc. , 144A, 4.46% , 8/21/25 ........... Canada 3,822,000 3,812,074
b,g
Boston Properties LP ,
144A, 4.57%, 8/06/25 ................................ United States 4,427,000 4,423,630
144A, 4.59%, 8/11/25 ................................ United States 6,638,000 6,628,706
11,052,336
b,g
Cabot Corp. ,
144A, 4.48%, 8/01/25 ................................ United States 6,362,000 6,361,208
144A, 4.5%, 8/05/25 ................................. United States 1,963,000 1,961,775
8,322,983
g
CRC Funding LLC , 4.41% , 10/07/25 ..................... United States 4,200,000 4,165,289
b,g
CRH America Finance, Inc. , 144A, 4.54% , 8/06/25 .......... United States 3,550,000 3,547,315

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
g
CVS Health Corp. ,
5.01%, 8/29/25 ..................................... United States 2,992,000 $ 2,979,981
5.08%, 9/25/25 ..................................... United States 2,819,000 2,796,887
5,776,868
g
Enbridge US, Inc. , 4.58% , 8/15/25 ....................... United States 3,844,000 3,836,680
b,g
Energy Transfer LP , 144A, 4.52% , 8/01/25 ................. United States 6,530,000 6,529,180
g
Essex Portfolio LP , 4.57% , 8/12/25 ...................... United States 1,789,000 1,786,281
b,g
Fidelity National Information Services, Inc. , 144A, 4.54% , 8/07/25 United States 5,446,000 5,441,192
b,g
FMC Corp. , 144A, 5.11% , 8/01/25 ....................... United States 4,205,000 4,204,403
g
Intercontinental Exchange, Inc. ,
4.61%, 8/11/25 ..................................... United States 2,600,000 2,596,343
4.58%, 8/14/25 ..................................... United States 3,823,000 3,816,203
6,412,546
b,g
Kinder Morgan, Inc. , 144A, 4.77% , 8/01/25 ................ United States 5,875,000 5,874,222
g
Manhattan Asset Funding Co. LLC , 4.39% , 9/03/25 .......... United States 4,000,000 3,983,481
g
Marriott International, Inc. ,
b
144A, 4.62%, 8/05/25 ................................ United States 3,310,000 3,307,879
b
144A, 4.68%, 8/15/25 ................................ United States 2,655,000 2,649,834
4.62%, 8/27/25 ..................................... United States 3,463,000 3,451,037
9,408,750
g
Mid-America Apartments LP ,
b
144A, 4.52%, 8/01/25 ................................ United States 2,769,000 2,768,652
b
144A, 4.54%, 8/05/25 ................................ United States 3,531,000 3,528,776
4.54%, 8/06/25 ..................................... United States 2,138,000 2,136,383
4.56%, 8/12/25 ..................................... United States 3,483,000 3,477,712
11,911,523
g
ONEOK, Inc. , 4.74% , 8/18/25 .......................... United States 4,187,000 4,177,099
b,g
Oracle Corp. , 144A, 4.56% , 8/22/25 ..................... United States 3,210,000 3,201,072
g
Penske Truck Leasing Co. LP ,
4.61%, 8/01/25 ..................................... United States 3,182,000 3,181,593
4.62%, 8/06/25 ..................................... United States 3,986,000 3,982,933
4.72%, 8/25/25 ..................................... United States 2,992,000 2,982,231
10,146,757
b,g
Phillips 66 , 144A, 4.62% , 9/02/25 ....................... United States 3,831,000 3,814,841
g
Plains All American Pipeline LP ,
4.54%, 8/06/25 ..................................... United States 2,717,000 2,714,946
4.54%, 8/07/25 ..................................... United States 4,771,000 4,766,788
7,481,734
g
Protective Life Corp. , 4.58% , 8/14/25 ..................... United States 2,430,000 2,425,676
b,g
RTX Corp. , 144A, 4.57% , 8/06/25 ....................... United States 3,905,000 3,902,027
b,g
Targa Resources Corp. ,
144A, 4.86%, 8/01/25 ................................ United States 6,625,000 6,624,106
144A, 4.93%, 8/18/25 ................................ United States 3,405,000 3,396,634
10,020,740
g
UDR, Inc. ,
b
144A, 4.59%, 8/21/25 ................................ United States 5,375,000 5,360,646
4.59%, 8/19/25 ..................................... United States 2,686,000 2,679,514
8,040,160

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,g
Victory Receivables Corp. , 144A, 4.4% , 9/29/25 ............ United States 2,055,000 $ 2,040,033
g
Vulcan Materials Co. , 4.56% , 8/06/25 .................... United States 8,830,000 8,823,294
Total Commercial Papers (Cost $234,360,287) ................................
234,329,622
a a a
U.S. Government and Agency Securities 0.0%
†
g,h
U.S. Treasury Bills, 4.21%, 10/02/25 ..................... United States 200,000 198,538
Total U.S. Government and Agency Securities (Cost $198,604) ..................
198,538
Shares
Management Investment Companies 3.9%
a,i
Putnam Short Term Investment Fund, Class P, 4.558% ....... United States 54,501,333 54,501,333
Total Management Investment Companies (Cost $54,501,333) ..................
54,501,333
Total Short Term Investments (Cost $289,060,224 ) .............................
289,029,493
a
Total Investments (Cost $1,401,374,509) 99.9% ................................
$1,396,139,680
Other Assets, less Liabilities 0.1% ...........................................
1,359,771
Net Assets 100.0% .........................................................
$1,397,499,451
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2025, the aggregate value of these securities was $542,341,657, representing 38.8% of net assets.
c
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
f
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
g
The rate shown represents the yield at period end.
h
A portion or all of the security has been segregated as collateral for certain derivative contracts. At July 31, 2025, the value of this security pledged amounted to $133,021, representing less than 0.1% net assets.
i
The rate shown is the annualized seven-day effective yield at period end.

PUTNAM FUNDS TRUST
Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At July 31, 2025, the Fund had the following credit default swap contracts outstanding.
At July 31, 2025, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BB.7 . (5.00)% Monthly MLCO 1/17/47 315,000 $ 42,911 $ 54,646 $ (11,735)
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 515,000 16,332 30,480 (14,148)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BB.7 . 5.00% Monthly JPHQ 1/17/47 315,000 (42,911) (154,241) 111,330
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 514,000 (16,301) (30,971) 14,670
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly MLCO 5/11/63 1,000 (31) (269) 238
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(100,355) $100,355
Total Credit Default Swap Contracts .................................... $— $ (100,355) $100,355
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 731,145,000 $ (833,722) $ 1,078,694 $ (1,912,416)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 164,538,000 (454,660) (599,760) 145,100
Total Interest Rate Swap Contracts ................................. $(1,288,382) $ 478,934 $(1,767,316)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 24.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)
Putnam Short Duration Bond Fund

Quarterly Schedule of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-
the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Short Duration Bond Fund
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Short Duration Bond Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $— $34,024,973 $— $— $191,209 $34,216,182 1,367,280 $556,544
Putnam Short Term Investment
Fund, Class P, 4.558% ...... $ 152,420,349 $ 697,708,472 $ (795,627,488) $ — $ — $ 54,501,333 54,501,333 $ 5,806,469
Total Affiliated Securities ... $152,420,349 $731,733,445 $(795,627,488) $— $191,209 $88,717,515 $6,363,013
Level 1 Level 2 Level 3 Total
Putnam Short Duration Bond Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 34,216,182 $ — $ — $ 34,216,182
Corporate Bonds ........................ — 698,529,543 — 698,529,543
Foreign Government and Agency Securities .... — 4,042,410 — 4,042,410
U.S. Government and Agency Securities ....... — 70,486,405 — 70,486,405
Asset-Backed Securities ................... — 118,223,916 — 118,223,916
Commercial Mortgage-Backed Securities ...... — 40,711,557 — 40,711,557
Mortgage-Backed Securities ................ — 2,816,085 — 2,816,085
Residential Mortgage-Backed Securities ....... — 102,819,782 — 102,819,782
Agency Commercial Mortgage-Backed Securities — 35,264,307 — 35,264,307
Short Term Investments ................... 54,501,333 234,528,160 — 289,029,493
Total Investments in Securities ........... $88,717,515 $1,307,422,165 $— $1,396,139,680

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Short Duration Bond Fund
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam Short Duration Bond Fund (continued)
Assets: (continued)
Other Financial Instruments:
Swap Contracts ......................... $— $271,338 $— $271,338
Total Other Financial Instruments ......... $— $271,338 $— $271,338
Liabilities:
Other Financial Instruments:
Swap Contracts ......................... $ — $ 1,938,299 $ — $ 1,938,299
Total Other Financial Instruments ......... $— $1,938,299 $— $1,938,299
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FREMF
Freddie Mac Multi-Family
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.39%
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.